CASH AND DUE FROM BANKS - Schedule of Composition of Cash (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and clearing	S/ 5,286,242	S/ 4,892,244
Deposits with Central Reserve Bank of Peru (BCRP)	36,718,552	36,665,481
Deposits with Central Bank of Bolivia and Colombia	1,359,211	1,414,889
Deposits with foreign banks	4,529,356	3,841,338
Deposits with local banks	969,653	638,272
Interbank funds	60,117	54,687
Accrued interest	50,571	63,192
Total cash and cash equivalents	48,973,702	47,570,103	S/ 33,920,614	S/ 34,120,962
Restricted funds	70,755	85,093
Total cash	S/ 49,044,457	S/ 47,655,196